Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property plant and equipment explanatory

The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2020	Rs.	4,123	Rs.	24,956	Rs.	74,867	Rs.	5,965	Rs.	1,211	Rs.	111,122
Additions		13		2,720		4,544		437		220		7,934
Assets acquired through business combinations (1)		84		113		165		11		-		373
Disposals		-		(35)		(852)		(134)		(182)		(1,203)
Assets held for sale		(18)		(245)		(334)		(58)		-		(655)
Effect of changes in foreign exchange rates		26		11		244		31		8		320
Balance as of March 31, 2021	Rs.	4,228	Rs.	27,520	Rs.	78,634	Rs.	6,252	Rs.	1,257	Rs.	117,891

Balance as of April 1, 2021	Rs.	4,228	Rs.	27,520	Rs.	78,634	Rs.	6,252	Rs.	1,257	Rs.	117,891
Additions		-		1,037		9,941		738		621		12,337
Assets acquired through business combinations (1)		-		1		-		1		-		2
Disposals		-		(221)		(1,219)		(186)		(391)		(2,017)
Effect of changes in foreign exchange rates		5		85		313		9		(32)		380
Balance as of March 31, 2022	Rs.	4,233	Rs.	28,422	Rs.	87,669	Rs.	6,814	Rs.	1,455	Rs.	128,593

Accumulated Depreciation
Balance as of April 1, 2020	Rs.	.-	Rs.	8,208	Rs.	49,602	Rs.	4,903	Rs.	598	Rs.	63,311
Depreciation for the year		-		1,697		5,935		554		341		8,527
Impairment		4		32		9		1		-		46
Disposals		-		(29)		(773)		(125)		(136)		(1,063)
Assets held for sale		(4)		(140)		(306)		(54)		-		(504)
Effect of changes in foreign exchange rates		-		22		194		24		1		241
Balance as of March 31, 2021	Rs.	-	Rs.	9,790	Rs.	54,661	Rs.	5,303	Rs.	804	Rs.	70,558

Balance as of April 1, 2021	Rs.	-	Rs.	9,790	Rs.	54,661	Rs.	5,303	Rs.	804	Rs.	70,558
Depreciation for the year		-		1,718		5,554		572		308		8,152
Impairment (2)		64		872		1,626		7		1		2,570
Disposals		-		(118)		(1,092)		(182)		(342)		(1,734)
Effect of changes in foreign exchange rates		-		20		167		7		(11)		183
Balance as of March 31, 2022	Rs.	64	Rs.	12,282	Rs.	60,916	Rs.	5,707	Rs.	760	Rs.	79,729
Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total

Net carrying value
As of April 1, 2020	Rs.	4,123	Rs.	16,748	Rs.	25,265	Rs.	1,062	Rs.	613	Rs.	47,811
As of March 31, 2021	Rs.	4,228	Rs.	17,730	Rs.	23,973	Rs.	949	Rs.	453	Rs.	47,333
Add: Capital-work-in-progress											Rs.	9,778
Total as of March 31, 2021											Rs.	57,111
As of March 31, 2022	Rs.	4,169	Rs.	16,140	Rs.	26,753	Rs.	1,107	Rs.	695	Rs.	48,864
Add: Capital-work-in-progress											Rs.	13,394
Less: Impairment of Capital-work-in-progress (2)												(89)
Total as of March 31, 2022											Rs.	62,169

(1)	Refer to Note 6 of these consolidated financial statements for further details.
(2)	During the year ended March 31, 2022, the
re was
a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount.
Accordingly, the Company recognized an impairment loss of
the entire carrying value of
Rs.2,570
for property, plant and equipment, Rs. 89 for capital-work-in-progress and Rs.392 for goodwill. This impairment loss pertains to the Company’s Global Generics segment.

Summary of detailed information about Right-of-Use Assets
The Company has lease contracts for various items of plant and equipment, vehicles and other equipment used in its operations. Below are the carrying amounts of right-of-use assets recognized and the movements during the year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2020	Rs.	78	Rs.	1,688	Rs.	18	Rs.	45	Rs.	530	Rs.	2,359
Additions (1)		-		2,212		-		7		194		2,413
Disposals		-		-		-		(1)		(120)		(121)
Effect of changes in foreign exchange rates		3		(14)		-		-		-		(11)
Balance as of March 31, 2021	Rs.	81	Rs.	3,886	Rs.	18	Rs.	51	Rs.	604	Rs.	4,640

Balance as of April 1, 2021	Rs.	81	Rs.	3,886	Rs.	18	Rs.	51	Rs.	604	Rs.	4,640
Additions		-		98		-		16		360		474
Disposals		-		(202)		(1)		-		(199)		(402)
Effect of changes in foreign exchange rates		(2)		(23)		(1)		-		(10)		(36)
Balance as of March 31, 2022	Rs.	79	Rs.	3,759	Rs.	16	Rs.	67	Rs.	755	Rs.	4,676

Accumulated Depreciation
Balance as of April 1, 2020	Rs.	-	Rs.	744	Rs.	14	Rs.	13	Rs.	199	Rs.	970
Depreciation for the year		-		616		1		12		202		831
Disposals		-		-		-		-		(78)		(78)
Effect of changes in foreign exchange rates		-		(25)		-		-		(2)		(27)
Balance as of March 31, 2021	Rs.	-	Rs.	1,335	Rs.	15	Rs.	25	Rs.	321	Rs.	1,696

Balance as of April 1, 2021	Rs.	-	Rs.	1,335	Rs.	15	Rs.	25	Rs.	321	Rs.	1,696
Depreciation for the year		-		656		1		12		189		858
Disposals		-		(99)		(1)		-		(155)		(255)
Effect of changes in foreign exchange rates		-		(19)		(1)		(1)		(3)		(24)
Balance as of March 31, 2022	Rs.	-	Rs.	1,873	Rs.	14	R s .	36	Rs.	352	Rs.	2,275

Net carrying value
As of April 1, 2020	Rs.	78	Rs.	944	Rs.	4	Rs.	32	Rs.	331	Rs.	1,389
As of March 31, 2021	Rs.	81	Rs.	2,551	Rs.	3	Rs.	26	Rs.	283	Rs.	2,944
As of March 31, 2022	Rs.	79	Rs.	1,886	Rs.	2	Rs.	31	Rs.	403	Rs.	2,401
(1)	Additions for the year ended March 31, 2021 include recognition of a right-of-use asset of Rs. 1,852 relating to a warehousing services agreement in the United States.

Summary of detailed information about amounts recognized in Income statement for Right-of-Use Assets
The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2022		2021
Depreciation expense of right-of-use assets	Rs.	858	Rs.	831
Interest expense on lease liabilities		221		227